Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Stock price volatility	26.50%	17.00%
Bond yield		6.01%	2.83%
Change in fair value of derivatives		$ (400)
Notional amount of derivative liabilities		$ 17,500
Percentage of revenue and expenses incurred in Canadian currency		17.10%
Loss on translation	$ (1,147)	$ 136
Equity hedge	1,114
Fixed Rate Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fixed rate convertible debenture	117,700
6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	200
Monthly Dividend
Fair Value, Option, Quantitative Disclosures [Line Items]
Loss on translation	(800)
Monthly Dividend | Canada
Fair Value, Option, Quantitative Disclosures [Line Items]
Loss on translation	(300)
Interest Rate Swap
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	100	100
Notional amount of derivative liabilities	50,000
Interest rate swap liability	200	300
Interest Rate Swap | Other Current Liabilities
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swap liability	$ 200	200
Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives		$ 100
Class B Series Two Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Consecutive trading days	10 days
Class B Series Three Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Three common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation.
Class B Series Three Common Shares | Not Designated as Hedging Instrument | Equity Incentive Plan | Equity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	$ 1,100
Class B Series Three Common Shares | Other Assets | Not Designated as Hedging Instrument | Equity Incentive Plan | Equity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Equity hedge	1,100
Fixed Rate Senior Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 155,100
Change in interest expense in cash flow	1.00%
Change in cash flows resulting from change in interest rates	$ 700
Fixed Rate Senior Notes | Revolving Credit Facility
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	120,100
Fixed Rate Senior Notes | Secured Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 35,000